Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Stock Option
Schedule of stock-based compensation

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Costs of revenues	$3,154	$6,234	$3,231
Sales and marketing	3,729	8,643	5,092
Product development	3,776	11,418	7,217
General and administrative	8,699	20,806	16,953
	$19,358	$47,101	$32,493

Schedule of assumptions used to value the option grants

	Year Ended December 31,
	2012	2013	2014
Stock options:
Expected term (in years)	3.8-4.0	4.1	4.0
Expected volatility	62%-63%	58%	55%-56%
Risk-free interest rate	0.4%	0.6%	1.3%-1.9%
Expected dividend yield	—	—	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2011	6,159
Granted*	(1,040)
Cancelled/expired/forfeited	133
December 31, 2012	5,252
Granted*	(610)
Cancelled/expired/forfeited	69
December 31, 2013	4,711
Granted*	(1,841)
Cancelled/expired/forfeited	92
December 31, 2014	2,962

* In 2012, 2013 and 2014, 246,000, 258,000 and 918,000 restricted shares units, or 430,500, 451,500 and 1,605,900 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2011	780	$30.42	2.08	$16,832
Granted	610	$50.75
Exercised	(180)	$24.71
Cancelled/expired/forfeited	(1)	$32.84
December 31, 2012	1,209	$41.53	3.50	$11,183
Granted	160	$53.83
Exercised	(325)	$35.73
Cancelled/expired/forfeited	(6)	$30.39
December 31, 2013	1,038	$45.31	3.48	$40,411
Granted	235	$38.38
Exercised	(240)	$32.58
Cancelled/expired/forfeited	(11)	$47.94
December 31, 2014	1,022	$46.68	3.90	$809
Vested and expected to vest as of December 31, 2013	1,024	$45.21	3.46	$39,964
Exercisable as of December 31, 2013	562	$39.93	2.46	$24,927
Vested and expected to vest as of December 31, 2014	1,009	$46.77	3.88	$809
Exercisable as of December 31, 2014	591	$48.36	3.16	$809

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 20.86 - $33.29	221	$27.74	221	$27.74	0.89
$ 36.40 - $45.13	157	$41.72	111	$40.33	2.29
$ 51.48 - $51.48	500	$51.48	230	$51.48	4.49
$ 53.83 - $53.83	160	$53.83	—	$—	5.05
	1,038	$45.31	562	$39.93	3.48

As of December 31, 2014
$24.39 - $38.27	289	$35.26	69	$25.68	4.73
$40.07 - $45.13	82	$44.20	39	$45.13	3.75
$51.48 - $51.48	491	$51.48	407	$51.48	3.39
$53.83 - $53.83	160	$53.83	76	$53.83	4.05
	1,022	$46.68	591	$48.36	3.90

Weibo
Summary of Stock Option
Schedule of stock-based compensation

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Cost of revenues	$201	$4,253	$755
Sales and marketing	330	6,150	1,583
Product development	638	9,209	4,392
General and administrative	668	11,630	7,049
	$1,837	$31,242	$13,779

Schedule of assumptions used to value the option grants

Year Ended December 31,
	2012	2013	2014
Stock options:
Expected term (in years)	3.5 - 4.8	3.5 - 4.8	N/A
Expected volatility	60% - 63%	54% -61%	N/A
Risk-free interest rate	0.4% - 0.8%	0.5% - 1.2%	N/A
Expected dividend yield	—	—	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2011	6,728
Granted	(2,175)
Cancelled/expired/forfeited	908
Repurchased	2,625
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177
December 31, 2013	4,648
Additions	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738

* In 2013, 800,000 restricted share units or 1,400,000 equivalent option shares was granted (see Restricted Share Units section below for details), in addition to 3,372,000 stock options granted under 2010 plan. In 2014, 2,951,000 restricted share units or 2,951,000 equivalent option shares were granted, no stock options was granted under 2014 plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2011	28,272	$0.41	5.5	$82,726
Granted	2,175	$3.34
Exercise	(3,445)	$0.36
Cancelled/expired/forfeited	(908)	$0.60
Repurchased	(2,625)	$0.36

December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	—
Exercise	(3,697)	$
Cancelled/expired/forfeited	(534)	$2.8
Repurchased	—	—

December 31, 2014	14,330	$1.28	3.2	$185,684

Vested and expected to vest as of December 31, 2013	18,261	$1.14	4.3	$236,716
Exercisable as of December 31, 2013	8,957	$0.48	3.7	$122,026
Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 0.36 - $0.41	12,571	$0.36	7,989	$0.36	3.7
$ 0.96 - $1.80	1,324	$1.14	830	$1.14	4.3
$ 3.25 - $3.36	2,822	$3.30	138	$3.26	5.6
$ 3.43 - $3.50	1,844	$3.48	—	$—	6.6
	18,561	$1.17	8,957	$0.48	4.3

As of December 31, 2014
$ 0.36 - $0.41	9,337	$0.37	9,337	$0.37	2.3
$ 0.96 - $1.80	844	$1.19	764	$1.18	3.1
$ 3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$ 3.43 - $3.50	1,607	$3.48	—	$—	5.5
	14,330	$1.28	11,446	$0.76	3.2

Service-based restricted share units
Summary of Stock Option
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2011	496	$62.37
Awarded*	134	$48.57
Vested	(238)	$51.36
Cancelled	(31)	$64.34
December 31, 2012	361	$65.87
Awarded*	257	$71.24
Vested	(162)	$61.73
Cancelled	(38)	$63.07
December 31, 2013	418	$71.03
Awarded*	918	$39.67
Vested	(171)	$68.51
Cancelled	(46)	$64.33
December 31, 2014	1,119	$45.97

* 36,000 RSUs were granted to non-employee directors in 2012, 2013 and 2014.

Service-based restricted share units | Weibo
Summary of Stock Option
Schedule of restricted share unit activity
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44

Performance-based RSU
Summary of Stock Option
Schedule of restricted share unit activity
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2012	68	$50.73
Awarded	—
Issued	(68)	$50.73
Cancelled	—
December 31, 2013	—